NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE
Schedule of computation of basic and diluted net income (loss) per share
	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Numerator:
Numerator for basic income (loss) from continuing operations per share	165,478	(1,616,946)	(630,613)
Numerator for basic loss from discontinued operations per share	(144,293)	(4,220)	(276,205)
Numerator for diluted income (loss) from continuing operations per share	165,478	(1,616,946)	(630,613)
Numerator for diluted loss from discontinued operations per share	(144,293)	(4,220)	(276,205)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	142,939,038	145,659,940	163,942,809
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	150,432,812	145,659,940	163,942,809
Basic income (loss) per share- continuing operations	1.16	(11.10)	(3.85)
Basic loss per share- discontinued operations	(1.01)	(0.03)	(1.68)
Diluted income (loss) per share- continuing operations	1.10	(11.10)	(3.85)
Diluted loss per share- discontinued operations	(1.01)	(0.03)	(1.68)